UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – June 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Global Luxury Goods Fund

USLUX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.67%

Fund Statistics

Total Net Assets	$50,934,199
# of Portfolio Holdings	62
Portfolio Turnover Rate	79%
Management Fee (Net of fees waived)	$189,868

Top Ten Holdings

(% net assets)

Hermes International SCA	6.91%
Ferrari NV	6.09%
LVMH Moet Hennessy Louis Vuitton SE, ADR	6.01%
Royal Caribbean Cruises, Ltd.	4.32%
Carnival Corp.	4.20%
Mercedes-Benz Group AG, ADR	4.01%
Tesla, Inc.	3.95%
Industria de Diseno Textil SA	3.91%
Volkswagen AG	3.56%
The Goldman Sachs Group, Inc.	3.51%

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	62.4%
Consumer Staples	20.8%
Financials	6.9%
Materials	5.5%
Other	4.4%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Global Luxury Goods Fund

USLUX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

252S-USLUX-25

Global Resources Fund

PSPFX

:  Investor  Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.75%

Fund Statistics

Total Net Assets	$40,612,414
# of Portfolio Holdings	130
Portfolio Turnover Rate	42%
Management Fee (Net of fees waived)	$100,537

Top Ten Holdings

(% net assets)

Abaxx Technologies, Inc.	6.83%
Montage Gold Corp.	4.89%
Cheniere Energy, Inc.	3.60%
Nutrien, Ltd.	3.59%
Exxon Mobil Corp.	2.79%
K92 Mining, Inc.	2.78%
GE Vernova, Inc.	2.61%
Aris Gold Corp.	2.56%
Hudbay Minerals, Inc.	2.48%
Coeur Mining, Inc.	2.42%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	21.5%
Oil Companies - Integrated	8.3%
Oil Companies - Exploration & Production	7.5%
Enterprise Software/Services	7.2%
Metal - Copper	5.7%
Metal - Diversified	5.6%
Silver Mining	4.4%
Diversified Minerals	4.0%
Precious Metals	4.0%
Agricultural Chemicals	3.8%
Pipelines	3.8%
Other	24.2%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Global Resources Fund

PSPFX

:  Investor  Class

Semi-Annual Shareholder Report - June 30, 2025

252S-PSPFX-25

Gold and Precious Metals Fund

USERX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	1.67%

Fund Statistics

Total Net Assets	$156,586,423
# of Portfolio Holdings	83
Portfolio Turnover Rate	36%
Management Fee Paid	$573,848

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	8.10%
Alamos Gold, Inc.	5.34%
Torex Gold Resources, Inc.	5.31%
Aya Gold & Silver, Inc.	5.13%
Catalyst Metals, Ltd.	3.32%
Mineros SA	3.03%
Agnico Eagle Mines, Ltd.	2.96%
Vox Royalty Corp.	2.86%
OR Royalties, Inc.	2.79%
Aris Gold Corp.	2.61%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	70.7%
Silver Mining	13.0%
Precious Metals	8.3%
Metal - Diversified	3.4%
Other	4.6%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Gold and Precious Metals Fund

USERX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

252S-USERX-25

Near-Term Tax Free Fund

NEARX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Fund Statistics

Total Net Assets	$24,895,444
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Management Fee (Net of fees waived)	$(62,055)

Top Ten Area Concentrations

(% of net assets)

Texas	28.20%
Georgia	7.22%
Minnesota	6.82%
Pennsylvania	6.40%
Kentucky	4.91%
New Mexico	4.62%
Colorado	4.17%
Illinois	4.16%
Wisconsin	3.96%
Michigan	3.24%

Maturity Weightings

(% total investments)

Value	Value
Less than 1 Month	23.1%
1-3 Months	12.3%
3-12 Months	10.1%
1-3 Years	50.2%
3-5 Years	4.3%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Near-Term Tax Free Fund

NEARX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

252S-NEARX-25

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Fund Statistics

Total Net Assets	$28,783,085
# of Portfolio Holdings	17
Portfolio Turnover Rate	0%
Management Fee (Net of fees waived)	$(47,538)

Top Ten Holdings

(% net assets)

Federal Home Loan Mortgage Corp.	10.41%
U.S. Treasury Bill	8.63%
U.S. Treasury Bill	6.93%
U.S. Treasury Bill	6.89%
U.S. Treasury Bill	6.87%
U.S. Treasury Bill	6.86%
U.S. Treasury Bill	6.83%
U.S. Treasury Bill	6.75%
U.S. Treasury Note/Bond	5.21%
U.S. Treasury Bill	5.18%

Sector Weightings

(% total investments)

Value	Value
U.S. Treasury Bill	70.5%
Federal Home Loan Mortgage Corp.	11.1%
Federal Home Loan Bank	9.1%
U.S. Treasury Note/Bond	5.6%
Federal Farm Credit Bank	3.7%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

252S-UGSDX-25

World Precious Minerals Fund

UNWPX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	1.63%

Fund Statistics

Total Net Assets	$48,622,881
# of Portfolio Holdings	166
Portfolio Turnover Rate	17%
Management Fee (Net of fees waived)	$103,515

Top Ten Holdings

(% net assets)

TriStar Gold, Inc.	8.65%
K92 Mining, Inc.	5.69%
Vizsla Silver Corp.	5.24%
Radisson Mining Resources, Inc.	4.63%
G2 Goldfields, Inc.	4.02%
Omai Gold Mines Corp.	3.32%
Nano One Materials Corp.	2.98%
Dolly Varden Silver Corp.	2.84%
Montage Gold Corp.	2.72%
Black Cat Syndicate, Ltd.	2.64%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	64.2%
Precious Metals	12.9%
Silver Mining	8.5%
Diversified Minerals	4.7%
Advanced Materials/Production	3.1%
Other	6.6%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

World Precious Minerals Fund

UNWPX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2025

252S-UNWPX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

U.S. Global Investors Funds
Semi-Annual Financials and
Other Information
June 30, 2025
(Unaudited)

U.S. Global Investors Funds
Semi-Annual Financials and Other Information
June 30, 2025
Table of Contents
(unaudited)
Portfolios of Investments 5
Notes to Portfolios of Investments 30
Statements of Assets and Liabilities 42
Statements of Operations 44
Statements of Changes in Net Assets 46
Notes to Financial Statements 50
Financial Highlights 63
Other Information 69

Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 93.74%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 3.45%
Fixed Rates:
2.35 12/05/25 $ 1,000,000 $ 991,727
Federal Home Loan Bank 8.48%
Fixed Rates:
2.63 09/12/25 1,000,000 996,428
1.11 10/28/26 1,500,000 1,444,305
2,440,733
Federal Home Loan Mortgage Corp. 10.41%
Fixed Rates:
4.05 08/28/25 3,000,000 2,997,520
U.S. Treasury Bill 66.19%
◊
Yield to Maturity:
4.83 07/10/25 1,000,000 998,953
4.24 07/29/25 2,000,000 1,993,552
4.24 07/31/25 1,250,000 1,245,680
4.29 08/14/25 500,000 497,373
4.32 -
4.42 08/19/25 2,500,000 2,485,343
4.26 08/21/25 1,500,000 1,490,845
4.26 09/04/25 2,000,000 1,984,657
4.25 09/30/25 2,000,000 1,978,737
4.16 10/02/25 500,000 494,548
4.13 10/23/25 2,000,000 1,973,543
4.17 -
4.23 11/28/25 2,000,000 1,965,658
3.70 03/19/26 2,000,000 1,943,523
19,052,412
U.S. Treasury Note/Bond 5.21%
Fixed Rates:
4.25 12/31/25 1,500,000 1,500,088
Investments, at value 93.74% 26,982,480
(cost $26,973,933 )
Other assets and liabilities, net 6.26% 1,800,605
Net Assets 100.00% $ 28,783,085

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Near-Term Tax Free Fund
Municipal Bonds 94.28%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Arizona 1.61%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 $ 400,000 $ 400,000
Colorado 4.17%
City of Glendale CO, Colorado, Refunding, COP 5.00 12/01/25 265,000 267,047
City of Greeley CO Water Revenue, Colorado,
Refunding, RB 5.00 08/01/27 400,000 419,715
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 351,520
1,038,282
Connecticut 0.82%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 203,841
Delaware 0.50%
The Delaware Municipal Electric Corp.,
Delaware, Refunding, RB 5.00 07/01/25 125,000 125,000
Georgia 7.22%
Barrow County School District, Georgia, GO
Unlimited 2.13 02/01/26 500,000 495,948
Carroll City-County Hospital Authority, Georgia,
RB 5.00 07/01/41 1,000,000 1,000,000
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 301,416
1,797,364
Hawaii 0.72%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 179,930
Illinois 4.16%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,035,973
Indiana 1.29%
County of Warrick IN Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 170,101
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 151,398
321,499

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Kansas 1.89%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 $ 170,000 $ 170,009
Sedgwick County Unified School District No.
262 Valley Center, Kansas, Refunding,
GO Unlimited 4.00 09/01/25 300,000 300,135
470,144
Kentucky 4.91%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 165,083
Kentucky Public Energy Authority, Kentucky,
Refunding, RB
‡
5.00 01/01/55 1,000,000 1,057,157
1,222,240
Massachusetts 2.16%
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 537,515
Michigan 3.24%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 373,281
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 433,303
806,584
Minnesota 6.82%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 545,832
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,152,292
1,698,124
Mississippi 0.50%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,135
Missouri 0.80%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 200,063
New Jersey 1.71%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 425,000

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Mexico 4.62%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 $ 600,000 $ 628,948
Los Alamos Public School District, New
Mexico, GO Unlimited 5.00 08/01/25 520,000 520,809
1,149,757
New York 2.70%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 250,406
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 205,029
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 215,782
671,217
North Carolina 1.59%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 395,887
Oregon 1.97%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 197,495
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 292,609
490,104
Pennsylvania 6.40%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 310,789
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 517,889
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 764,926
1,593,604
Tennessee 0.66%
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 155,000 164,133
Texas 28.20%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 1,000,000 1,026,177
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 771,645
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 267,040
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 415,057

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
City of San Antonio TX, Texas, Refunding, GO
Limited 5.00 08/01/25 $ 1,250,000 $ 1,252,084
City of San Antonio TX Electric & Gas Systems
Revenue, Texas, Refunding, RB 5.00 02/01/27 375,000 379,433
Rockwall Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 270,000 280,120
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 715,665
Texas Municipal Gas Acquisition & Supply
Corp. V, Texas, RB
‡
5.00 01/01/55 540,000 574,372
Westwood Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 665,000 688,314
Ysleta Independent School District, Texas,
Prefunding, GO Unlimited PSF-GTD 5.00 08/15/45 650,000 651,592
7,021,499
Washington 1.66%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 260,888
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,907
412,795
Wisconsin 3.96%
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 1,000,000 985,560
Total Municipal Bonds 23,471,250
(cost $23,502,079)
Exchange Traded Fund 3.07% Shares
JPMorgan Ultra-Short Municipal Income ETF 15,000 763,800
(cost $761,411)
Investments, at value 97.35% 24,235,050
(cost $24,263,490 )
Other assets and liabilities, net 2.65% 660,394
Net Assets 100.00% $ 24,895,444

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Luxury Goods Fund
Common Stocks 93.33% Shares Value
Apparel Manufacturers 10.38%
Christian Dior SE 585 $ 293,135
Hermes International SCA 1,298 3,518,706
Kering SA, ADR 29,200 636,268
PRADA SpA 22,000 136,676
Tapestry, Inc. 6,500 570,765
VF Corp. 11,000 129,250
5,284,800
Athletic Footwear 3.14%
adidas AG, ADR 9,800 1,146,796
On Holding AG, Class A
*
8,650 450,233
1,597,029
Automotive - Cars & Light Trucks 18.12%
Ferrari NV 6,315 3,099,023
Mercedes-Benz Group AG, ADR 141,200 2,043,164
Rivian Automotive, Inc., Class A
*
19,000 261,060
Tesla, Inc.
*æ
6,340 2,013,964
Volkswagen AG 16,760 1,812,770
9,229,981
Beverages - Wine/Spirits 4.18%
Constellation Brands, Inc., Class A 1,800 292,824
Davide Campari-Milano NV 16,300 109,738
Diageo PLC 53,000 1,336,453
Pernod Ricard SA 1,000 99,752
Remy Cointreau SA 5,700 291,350
2,130,117
Building - Residential/Commercial 0.98%
Toll Brothers, Inc. 4,350 496,465
Casino Hotels 0.40%
MGM China Holdings, Ltd. 40,000 65,767
MGM Resorts International
*
4,000 137,560
203,327
Cosmetics & Toiletries 2.76%
L'Oreal SA, ADR 7,450 637,049
The Estee Lauder Cos., Inc. 9,500 767,600
1,404,649
Cruise Lines 10.47%
Carnival Corp.
*
76,000 2,137,120
Norwegian Cruise Line Holdings, Ltd.
*
49,000 993,720
Royal Caribbean Cruises, Ltd. 7,035 2,202,940
5,333,780

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Diversified Banking Institution 3.51%
The Goldman Sachs Group, Inc. 2,525 $ 1,787,069
E-Commerce/Products 1.35%
Amazon.com, Inc.
*
3,125 685,594
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Fiduciary Banks 2.60%
Northern Trust Corp. 10,450 1,324,955
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Footwear & Related Apparel 0.72%
Birkenstock Holding PLC
*
7,500 368,850
Gold Mining 4.16%
Allied Gold Corp.
*
8,200 110,076
Catalyst Metals, Ltd.
*
70,000 242,287
Dundee Precious Metals, Inc. 6,200 99,619
Franco-Nevada Corp. 1,980 324,562
OceanaGold Corp. 8,333 117,614
OR Royalties, Inc. 7,700 197,967
Ramelius Resources, Ltd. 260,000 437,808
Regis Resources, Ltd.
*
107,000 314,052
Royal Gold, Inc. 1,530 272,095
2,116,080
Hotels & Motels 3.63%
Hilton Worldwide Holdings, Inc. 5,150 1,371,651
HUGO BOSS AG 10,276 476,159
1,847,810
Investment Management/Advisory Services 0.49%
Julius Baer Group, Ltd. 3,700 250,989
Oil Companies - Exploration & Production 0.06%
NG Energy International Corp., 144A
#*∆
50,000 31,944
Precious Metals 1.51%
Integra Resources Corp.
*
150,000 225,000
Orla Mining, Ltd.
*
23,000 231,056
Wheaton Precious Metals Corp. 3,500 314,300
770,356
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Recreational Centers 2.00%
Life Time Group Holdings, Inc.
*
33,600 $ 1,019,088
Retail - Apparel/Shoe 11.75%
Brunello Cucinelli SpA 6,950 843,751
Industria de Diseno Textil SA 38,200 1,992,771
Lululemon Athletica, Inc.
*
3,200 760,256
Moncler SpA 25,300 1,443,151
Zalando SE
*
28,700 947,024
5,986,953
Retail - Jewelry 4.53%
Cie Financiere Richemont SA 8,930 1,689,849
Laopu Gold Co., Ltd. 4,800 618,422
2,308,271
Silver Mining 0.58%
Silvercorp Metals, Inc. 70,000 295,400
Textile - Apparel 6.01%
LVMH Moet Hennessy Louis Vuitton SE, ADR 29,141 3,061,553
Total Common Stocks 47,535,060
(cost $43,158,771)
Corporate Non-Convertible Bond 1.67%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.67%
Aris Gold Corp. 7.50 08/26/27 $ 435,846 849,900
(cost $435,798)
Call Options Purchased 0.00%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Apparel Manufacturers 0.00%
Deckers Outdoor Corp. $ 135.00 07/25 $ 1,012,500 75 75

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Luxury Goods Fund
Call Options
Purchased (cont’d)
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Automotive - Cars & Light Trucks 0.00%
Tesla, Inc. $ 475.00 07/25 $ 2,375,000 50 $ 900
Total Purchased Call Options 975
(premiums paid $58,949 )
Investments, at value 95.00% 48,385,935
(cost $43,653,518 )
Total Written Option (900)
( premiums received $ (40,339) )
Other assets and liabilities, net 5.00% 2,549,164
Net Assets 100.00% $ 50,934,199
Call Option Written - 0.00%
Strike
Price Exp. Date
Notional
Contract
Value Contracts Value
Automotive - Cars & Light Trucks - 0.00%
Tesla, Inc. (premiums received
$(40,399)) $ 475.00 07/25 $ 1,588,300 (50) $ (900)

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Resources Fund
Common Stocks 89.65% Shares Value
Advanced Materials/Production 0.44%
Nano One Materials Corp.
*
335,000 $ 179,585
Agricultural Biotech 1.10%
Corteva, Inc. 6,000 447,180
Agricultural Chemicals 3.59%
Nutrien, Ltd. 25,000 1,456,000
Building - Heavy Construction 1.13%
Perma-Pipe International Holdings, Inc.
*
1,178 26,941
Worley, Ltd. 50,000 430,552
457,493
Building Products - Wood 0.32%
Boise Cascade Co. 1,500 130,230
Chemicals - Diversified 2.37%
Base Carbon, Inc.
*
990,000 625,225
ICL Group, Ltd. 49,300 339,184
964,409
Chemicals - Specialty 0.15%
Albemarle Corp. 1,000 62,670
Coal 0.90%
Alliance Resource Partners LP 14,000 365,960
Caribbean Resources Corp.
#*@
2,148,176 0
365,960
Diamonds/Precious Stones 0.40%
Barksdale Resources Corp.
*
1,955,000 161,511
Diversified Minerals 3.83%
Arianne Phosphate, Inc.
*
600,000 68,294
BHP Group, Ltd., ADR 3,500 168,315
Core Silver Corp.
*
60,000 12,778
E3 Lithium, Ltd.
*
100,000 63,888
IberAmerican Lithium Corp.
#*@
1,000,000 18,359
Legacy Lithium Corp.
#*@
20,000 734
Leo Lithium, Ltd.
#*@
700,000 94,444
LibertyStream Infrastructure Partners, Inc.
*
975,000 178,998
Lithium Royalty Corp.
*
821 3,051
Neotech Metals Corp.
*
1,000,000 110,152
NGEX Minerals, Ltd.
*
20,000 233,523
Nio Strategic Metals, Inc.
*
3,250,000 250,597
Nio Strategic Metals, Inc., 144A
#*∆
362,069 27,918
Sigma Lithium Corp.
*
10,000 45,000
Standard Lithium, Ltd.
*
75,000 147,000

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Wolfden Resources Corp.
*
2,000,000 $ 132,183
1,555,234
Electric - Integrated 0.42%
PPL Corp. 5,000 169,450
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@~
2,400,000 0
Enterprise Software/Services 6.83%
Abaxx Technologies, Inc.
*
300,000 2,775,840
Finance - Other Services 0.79%
CME Group, Inc. 461 127,061
TMX Group, Ltd. 4,600 194,978
322,039
Gold Mining 17.87%
Black Cat Syndicate, Ltd.
*
800,000 410,393
Collective Mining, Ltd.
*
35,000 382,963
EnviroGold Global, Ltd., 144A
#*∆
75,000 5,232
Firefinch, Ltd.
#*@
1,000,000 44,293
Franco-Nevada Corp. 2,500 409,800
K92 Mining, Inc.
*
100,000 1,127,960
Larvotto Resources, Ltd.
*
200,000 91,957
Montage Gold Corp.
*
600,000 1,987,149
New Gold, Inc.
*
25,000 123,750
OR Royalties, Inc. 20,000 514,200
Perpetua Resources Corp.
*
30,000 364,200
Royal Road Minerals, Ltd.
*
5,500,000 525,060
Seabridge Gold, Inc.
*
20,000 290,400
Seasif Exploration, Inc.
#*@
2,000,000 33,046
Torex Gold Resources, Inc.
*
29,000 945,974
7,256,377
Industrial Gases 0.92%
Linde PLC 800 375,344
Investment Companies 0.35%
Contango Holdings PLC
*
10,502,248 140,901
Machinery - Electric Utilities 2.61%
GE Vernova, Inc. 2,000 1,058,300
Metal - Copper 5.41%
Arizona Sonoran Copper Co., Inc.
*
200,000 333,394
Axo Copper Corp.
*
250,000 78,942
Freeport-McMoRan, Inc. 15,000 650,250

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper (cont’d)
Hudbay Minerals, Inc. 95,000 $ 1,007,950
Kutcho Copper Corp.
*
1,223,500 125,787
2,196,323
Metal - Diversified 5.37%
Electra Battery Materials Corp., 144A
#*∆
13,889 15,095
Glencore PLC 20,000 77,933
GoviEx Uranium, Inc., 144A
#*∆
58,000 2,981
Ivanhoe Electric, Inc./US
*
40,000 362,800
Ivanhoe Mines, Ltd.
*
15,000 112,686
Juno Corp., 144A
#*@∆
200,000 367,175
Orsu Metals Corp., 144A
#*@∆
14,761 0
Sovereign Metals, Ltd.
*
600,000 264,953
Teck Resources, Ltd., Class B 8,500 343,230
Torq Resources, Inc.
*
900,000 47,916
Vox Royalty Corp. 185,000 584,600
2,179,369
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 0.08%
Cordoba Minerals Corp.
*
58,823 32,398
Natural Resource Technology 0.36%
I-Pulse, Inc., 144A
#*@+∆
15,971 145,017
Non-Ferrous Metals 2.44%
Cameco Corp. 2,500 185,575
CanAlaska Uranium, Ltd.
*
90,000 58,821
Encore Energy Corp.
*
50,000 142,831
Fireweed Metals Corp.
*
275,000 535,157
InZinc Mining, Ltd.
*
2,000,000 40,389
Peninsula Energy, Ltd.
#*@
95,000 27,511
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
990,284
Oil - US Royalty Trusts 0.64%
PrairieSky Royalty, Ltd. 15,000 260,180
Oil Companies - Exploration & Production 5.70%
Antero Resources Corp.
*
10,000 402,800
Devon Energy Corp. 10,000 318,100
LNG Energy Group Corp.
#*@
1,100,000 30,292
NG Energy International Corp.
*
900,000 574,995
NG Energy International Corp., 144A
#*∆
200,000 127,777
Permian Resources Corp. 15,000 204,300

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production (cont’d)
Range Resources Corp. 10,500 $ 427,035
Woodside Energy Group, Ltd., ADR 15,000 231,450
2,316,749
Oil Companies - Field Services 1.07%
Baker Hughes Co. 3,500 134,190
Halliburton Co. 3,000 61,140
Schlumberger NV 4,500 152,100
Select Water Solutions, Inc., Class A 10,000 86,400
433,830
Oil Companies - Integrated 7.85%
BP PLC, ADR 12,000 359,160
Exxon Mobil Corp. 10,500 1,131,900
Shell PLC, ADR 11,000 774,510
TotalEnergies SE, ADR 15,000 920,850
3,186,420
Oil Refining & Marketing 0.33%
Valero Energy Corp. 1,000 134,420
Paper & Related Products 0.86%
International Paper Co. 7,500 351,225
Pipelines 3.60%
Cheniere Energy, Inc. 6,000 1,461,120
Platinum 0.20%
Impala Platinum Holdings, Ltd., ADR
*
8,840 79,737
Pollution Control 0.87%
BluMetric Environmental, Inc.
*
355,000 351,937
Precious Metals 3.80%
Arizona Metals Corp.
*
75,000 55,076
Brixton Metals Corp.
*
2,000,000 176,244
Coeur Mining, Inc.
*
111,000 983,460
Vizsla Royalties Corp.
*
191,715 328,031
1,542,811
Real Estate Operating/Development 1.43%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,600,000 581,605
581,605
REITS - Diversified 0.82%
Weyerhaeuser Co. REIT 13,000 333,970

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.20%
Mene, Inc.
*
750,000 $ 79,861
Silver Mining 4.13%
Aya Gold & Silver, Inc.
*
10,000 89,958
Blackrock Silver Corp.
*
750,000 272,627
Endeavour Silver Corp.
*
80,000 394,199
Vizsla Silver Corp.
*
312,500 922,525
1,679,309
Steel - Producers 0.47%
Steel Dynamics, Inc. 1,500 192,015
Total Common Stocks 36,407,103
(cost $77,844,451)
Corporate Convertible Bond 1.35%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.35%
Contango Holdings PLC, 144A
#@∆
0.00 09/30/25 $ 400,000 549,060
(cost $508,120)
Corporate Non-Convertible Bonds 3.96%
Gold Mining 2.56%
Aris Gold Corp. 7.50 08/26/27 533,933 1,041,169
Oil Companies - Exploration & Production 1.40%
NG Energy International Corp.
#
8.00 05/20/27 750,000 567,285
Total Corporate Non-Convertible Bonds 1,608,454
(cost $1,121,060)
Exchange Traded Fund 0.00% Shares
T-Rex 2X Inverse MSTR Daily Target ETF
*
100 418
(cost $1,371)
Warrants 0.02%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 0

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.00%
IberAmerican Lithium Corp., 144A
#*@∆
$ 0.40 09/01/26 500,000 $ 1,836
LibertyStream Infrastructure Partners, Inc.,
144A
#*@∆
0.33 08/04/25 500,000 0
LibertyStream Infrastructure Partners, Inc.,
144A
#*@∆
0.44 11/19/26 250,000 0
1,836
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Axo Copper Corp., 144A
#*@∆
0.70 12/31/27 125,000 0
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 625,000 0
0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.74 08/11/25 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Oil Companies - Exploration & Production 0.01%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 2,203
2,203
Real Estate Operating/Development 0.01%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 137,500 4,544
4,544
Silver Mining 0.00%
Blackrock Silver Corp., 144A
#*@∆
0.50 01/30/27 375,000 0
Total Warrants 8,583
(cost $0 )
Investments, at value 94.98% 38,573,618
(cost $79,475,002 )
Other assets and liabilities, net 5.02% 2,038,796
Net Assets 100.00% $ 40,612,414

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
World Precious Minerals Fund
Common Stocks 94.11% Shares Value
Advanced Materials/Production 2.98%
Nano One Materials Corp.
*
2,707,500 $ 1,451,423
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Diamonds/Precious Stones 0.61%
Barksdale Resources Corp.
*
3,570,000 294,933
Diversified Minerals 4.56%
Ascot Resources, Ltd., 144A
#*∆
6,412 306
AuMega Metals, Ltd.
*
1,500,000 30,292
Erdene Resource Development Corp.
*
395,000 255,260
Gossan Resources, Ltd.
*
1,250,000 20,653
Highlander Silver Corp.
*
210,000 390,160
Kenorland Minerals, Ltd.
*
200,000 280,521
Kootenay Resources, Inc.
*
40,000 1,616
Max Resource Corp.
*
2,000,000 66,091
Meeka Metals, Ltd.
*
2,000,000 192,829
Miata Metals Corp.
*
385,000 76,336
Minaurum Gold, Inc.
*
1,250,000 211,125
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd.
*~
2,155,000 23,738
Waraba Gold, Ltd., 144A
#*~∆
6,045,000 66,587
Western Exploration, Inc.
*
550,000 258,491
Westward Gold, Inc.
*
3,000,000 341,472
2,215,477
Food - Meat Products 0.41%
African Gold, Ltd.
*
1,500,000 198,970
Gold Mining 59.46%
Adamera Minerals Corp.
*
1,047,000 61,509
Adamera Minerals Corp., 144A
#*∆
11,954 702
Agnico Eagle Mines, Ltd. 2,500 297,325
Allegiant Gold, Ltd.
*
150,000 57,279
Alpha Exploration, Ltd.
*
507,500 260,878
Angus Gold, Inc.
*
350,000 204,333
Asante Gold Corp.
*
150,000 167,432
Aurum Resources, Ltd.
*
1,000,000 324,369
Awale Resources, Ltd.
*
935,000 411,970
Black Cat Syndicate, Ltd.
*
2,500,000 1,282,478
Borealis Mining Co., Ltd.
*
93,000 43,025
Carolina Rush Corp.
*
1,000,000 58,748
Collective Mining, Ltd.
*
25,000 273,545
Compass Gold Corp.
*
1,975,000 246,558
Dryden Gold Corp.
*
1,000,000 165,229
Faraday Copper Corp., 144A
#*∆
43,500 29,069

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Felix Gold, Ltd.
*
2,895,579 $ 249,494
Felix Gold, Ltd.
*
975,389 84,043
Founders Metals, Inc.
*
250,000 756,380
Freegold Ventures, Ltd.
*
200,000 183,587
G2 Goldfields, Inc.
*
937,500 1,955,205
Goldshore Resources, Inc.
*
2,000,000 572,792
Hayasa Metals, Inc.
*
400,000 39,655
Heliostar Metals, Ltd.
*
950,000 879,016
K92 Mining, Inc.
*
245,400 2,768,015
Karus Mining, Inc.
#*@
37,500 37,176
Kesselrun Resources, Ltd.
*~
5,000,000 183,587
Kinross Gold Corp. 10,000 156,300
Lahontan Gold Corp.
*
2,000,000 146,870
Larvotto Resources, Ltd.
*
500,000 229,892
Loncor Gold, Inc.
*
2,400,000 934,092
Maple Gold Mines, Ltd.
*
950,000 55,811
McFarlane Lake Mining, Ltd.
*
2,500,000 55,076
Medallion Metals, Ltd.
*
1,000,000 165,745
Montage Gold Corp.
*
400,000 1,324,766
Newcore Gold, Ltd.
*
400,000 179,181
Omai Gold Mines Corp.
*
4,000,000 1,615,568
OR Royalties, Inc. 20,000 514,200
OR Royalties, Inc. 15,000 385,533
Orosur Mining, Inc.
*
1,250,000 142,280
Osisko Development Corp.
*
250,000 536,075
Pacgold, Ltd.
*
509,332 21,229
Perpetua Resources Corp.
*
5,000 60,700
Probe Gold, Inc.
*
325,000 513,126
Provenance Gold Corp.
*
192,500 31,100
Radisson Mining Resources, Inc.
*
8,180,000 2,252,616
Radius Gold, Inc., 144A
#*∆
125,000 10,097
Renegade Gold, Inc.
*
650,000 57,279
Roscan Gold Corp.
*
1,500,000 71,599
Royal Road Minerals, Ltd.
*
1,500,000 143,198
Sanu Gold Corp.
*
2,075,000 365,706
Sanu Gold Corp., 144A
#*∆
700,000 123,371
Scottie Resources Corp.
*
541,666 346,062
Seabridge Gold, Inc.
*
20,000 290,400
Silver Tiger Metals, Inc.
*
350,000 110,520
Spartan Resources, Ltd./Australia
*
175,000 231,440
Spartan Resources, Ltd./Australia
*
87,500 115,720
Sranan Gold Corp.
*
500,000 209,290
Storm Exploration, Inc.
*
537,500 25,656
Sua Holdings Limited
#*@
500,000 771
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,042,000 1,174,082
Torex Gold Resources, Inc.
*
10,000 326,198

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
TriStar Gold, Inc.
*~
30,130,000 $ 4,203,929
Valkea Resources Corp.
*
350,000 82,247
Viva Gold Corp.
*
470,000 55,223
Westhaven Gold Corp.
*
500,000 53,240
28,909,587
Metal - Copper 0.13%
C3 Metals, Inc.
*
123,000 63,227
Metal - Diversified 2.13%
Aurion Resources, Ltd.
*
400,000 208,555
Callinex Mines, Inc.
*
100,000 52,873
Cartier Resources, Inc.
*
750,000 63,338
Ivanhoe Mines, Ltd.
*
10,000 75,124
Juno Corp., 144A
#*@∆
200,000 367,175
Mithril Silver and Gold, Ltd.
*
13,000 3,819
Orex Minerals, Inc.
*
700,000 59,115
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 65,295
Sterling Metals Corp.
*
100,000 36,717
Troilus Gold Corp.
*
200,000 104,277
1,036,288
Mining Services 0.22%
Britannia Mining Solutions, Inc., 144A
#*@∆
5,700 73,251
Cordoba Minerals Corp.
*
58,823 32,398
Orexplore Technologies, Ltd.
#*@
267,284 0
105,649
Non-Ferrous Metals 0.50%
InZinc Mining, Ltd.
*
2,000,000 40,389
Solitario Resources Corp.
*
310,000 201,500
241,889
Oil Companies - Exploration & Production 0.36%
Big Sky Energy Corp.
#*@
2,000,000 0
Goliath Resources, Ltd.
*
112,500 177,621
177,621
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 89
Platinum 0.01%
New Age Metals, Inc., 144A
#*∆
35,880 7,246

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals 12.49%
Arizona Metals Corp.
*
300,000 $ 220,305
Brixton Metals Corp.
*
2,500,000 220,305
Canex Metals, Inc.
*
3,150,000 150,358
Capitan Silver Corp.
*
750,000 429,594
Coeur Mining, Inc.
*
18,000 159,480
Dolly Varden Silver Corp.
*
412,500 1,381,311
First Nordic Metals Corp.
*
2,000,000 572,792
GFG Resources, Inc.
*
5,000,000 642,555
Gold Terra Resource Corp.
*
7,580,000 333,982
GR Silver Mining, Ltd.
*
900,000 112,355
MTM Critical Metals, Ltd.
*
122,507 57,649
MTM Critical Metals, Ltd.
*
75,000 35,400
Olive Resource Capital, Inc.
*
4,000,000 110,152
Paramount Gold Nevada Corp.
*
170,000 104,210
Rua Gold, Inc.
*
265,000 132,330
Silver Viper Minerals Corp.
*
300,000 88,122
Stillwater Critical Minerals Corp.
*
770,000 113,090
Visionary Metals Corp.
*
1,500,000 44,061
Vizsla Royalties Corp.
*
441,715 755,789
West Point Gold Corp.
*
960,000 264,366
Xali Gold Corp., 144A
#*∆
4,875,000 143,198
6,071,404
Real Estate Operating/Development 1.52%
Mammoth Resources Corp.
*~
5,500,000 121,168
Revival Gold, Inc.
*
1,700,000 617,955
739,123
Retail - Jewelry 0.46%
Mene, Inc.
*
2,115,000 225,207
Silver Mining 8.27%
Argenta Silver Corp.
*
725,000 189,003
Aya Gold & Silver, Inc.
*
69,000 620,709
Blackrock Silver Corp.
*
30,000 10,905
Endeavour Silver Corp.
*
52,500 258,693
Kootenay Silver, Inc.
*
200,000 168,900
Metallic Minerals Corp.
*
560,500 102,901
Southern Silver Exploration Corp.
*
750,000 123,921
Vizsla Silver Corp.
*
862,500 2,546,172
4,021,204
Total Common Stocks 45,759,337
(cost $55,423,915)

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
World Precious Minerals Fund
Corporate Non-Convertible Bond 2.16%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.16%
Aris Gold Corp. 7.50 08/26/27 $ 539,385 $ 1,051,801
(cost $539,385)
Exchange Traded Fund 0.00% Shares
T-Rex 2X Inverse MSTR Daily Target ETF
*
100 418
(cost $1,362)
Warrants 0.36%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 147,500 0
Diversified Minerals 0.00%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
Western Exploration, Inc., 144A
#*@∆
0.95 06/06/28 100,000 0
0
Gold Mining 0.32%
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 16,523
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 80,411
Loncor Gold, Inc., 144A
#*@∆
0.80 05/23/28 200,000 0
Newcore Gold, Ltd., 144A
#*@∆
0.40 09/26/25 200,000 30,843
Orosur Mining, Inc., 144A
#*@∆
0.45 03/27/27 375,000 0
Radisson Mining Resources, Inc., 144A
#*@∆
0.27 11/17/25 375,000 30,292
Silver Viper Minerals Corp., 144A
#*@∆
1.50 04/12/27 500,000 0
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 0
158,069
Metal - Diversified 0.00%
Callinex Mines, Inc., 144A
#*@∆
2.00 07/24/26 50,000 0
Precious Metals 0.00%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 0
GFG Resources, Inc., 144A
#*@∆
0.28 02/05/27 1,000,000 0
Stillwater Critical Minerals Corp., 144A
#*@∆
0.34 06/25/28 150,000 0
0
Real Estate Operating/Development 0.04%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 1,652
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 16,046
17,698

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Kootenay Silver, Inc., 144A
#*@∆
$ 1.68 04/25/26 64,000 $ 0
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.35 08/14/25 875,000 0
0
Total Warrants 175,767
(cost $62,612 )
Call Options Purchased 0.64%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.64%
Barrick Mining Corp. $ 18.00 01/27 $ 540,000 300 153,000
Newmont Corp. 45.00 01/27 382,500 85 155,125
308,125
Total Purchased Call Options 308,125
(premiums paid $215,749 )
Investments, at value 97.27% 47,295,448
(cost $56,243,023 )
Other assets and liabilities, net 2.73% 1,327,433
Net Assets 100.00% $ 48,622,881

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Gold and Precious Metals Fund
Common Stocks 94.12% Shares Value
Diversified Minerals 0.85%
Culico Metals, Inc.
*
180,000 $ 23,793
Leo Lithium, Ltd.
#*@
3,500,000 472,223
Lithium Royalty Corp.
*
679 2,523
Mako Mining Corp.
*
100,000 381,861
Meeka Metals, Ltd.
*
4,666,667 449,934
1,330,334
Enterprise Software/Services 0.18%
Abaxx Technologies, Inc.
*
30,000 277,584
Gold Mining 65.77%
Agnico Eagle Mines, Ltd. 39,000 4,638,270
Alamos Gold, Inc. 315,000 8,366,400
Allied Gold Corp.
*
100,000 1,342,390
Anglogold Ashanti PLC 65,000 2,962,050
Angus Gold, Inc.
*
1,825,000 1,065,449
Aris Mining Corp.
*
250,000 1,683,495
Artemis Gold, Inc.
*
20,000 363,797
B2Gold Corp. 425,000 1,534,250
Black Cat Syndicate, Ltd.
*
4,294,104 2,202,838
Black Cat Syndicate, Ltd.
*
155,896 79,973
Borealis Mining Co., Ltd.
*
900,000 416,376
Catalyst Metals, Ltd.
*
1,500,000 5,191,874
Catalyst Metals, Ltd.
*
100,000 346,125
Dundee Precious Metals, Inc. 140,000 2,249,458
Endeavour Mining PLC 60,000 1,850,119
Evolution Mining, Ltd. 500,000 2,603,149
Firefinch, Ltd.
#*@
5,000,000 221,468
Genesis Minerals, Ltd.
*
1,000,000 2,874,894
Gold Fields, Ltd., ADR 100,000 2,367,000
IAMGOLD Corp.
*
500,000 3,675,000
K92 Mining, Inc.
*
1,125,000 12,689,554
Kaiser Reef, Ltd.
*
5,107,143 554,313
Kinross Gold Corp. 135,000 2,110,050
Lundin Gold, Inc. 40,000 2,111,988
Mineros SA 2,603,100 4,740,729
New Gold, Inc.
*
250,000 1,237,500
Newmont Corp. 20,000 1,165,200
OceanaGold Corp. 166,666 2,352,356
OR Royalties, Inc. 170,000 4,369,378
OR Royalties, Inc. 150,000 3,856,500
Pantoro Gold, Ltd.
*
647,058 1,314,234
Perpetua Resources Corp.
*
15,000 182,100
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,200,000 2,020,653
Resolute Mining, Ltd.
*
5,000,000 2,036,972
Sandstorm Gold, Ltd. 150,000 1,410,000

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
St Barbara, Ltd.
*
3,831,691 $ 729,361
St Barbara, Ltd.
*
668,309 127,212
Tolu Minerals, Ltd.
*
1,250,000 718,708
Torex Gold Resources, Inc.
*
255,000 8,318,047
Wesdome Gold Mines, Ltd.
*
77,400 1,078,229
Westgold Resources, Ltd. 2,000,000 3,826,578
102,984,037
Metal - Diversified 3.37%
Aclara Resources, Inc.
*
137,400 98,882
Ivanhoe Mines, Ltd.
*
0 0
Mandalay Resources Corp.
*
200,000 704,975
Vox Royalty Corp. 1,415,000 4,471,400
5,275,257
Mining Services 1.30%
Britannia Mining Solutions, Inc., 144A
#*@∆
51,443 661,100
Empress Royalty Corp.
*
1,800,000 793,097
Orexplore Technologies, Ltd.
#*@
1,007,351 0
Star Royalties, Ltd.
*
3,500,000 591,151
2,045,348
Platinum 1.44%
Impala Platinum Holdings, Ltd., ADR
*
250,000 2,255,000
Precious Metals 7.81%
Americas Gold & Silver Corp.
*
1,500,000 1,211,676
Coeur Mining, Inc.
*
310,000 2,746,600
EMX Royalty Corp.
*
500,000 1,259,409
Hecla Mining Co. 550,000 3,294,500
Luca Mining Corp.
*
2,500,000 2,441,711
Pan African Resources PLC 1,000,000 629,307
Summit Royalty Corp., 144A
#*@∆
1,000,000 650,000
12,233,203
Real Estate Operating/Development 0.25%
Emerald Resources NL
*
150,000 391,465
Retail - Jewelry 0.46%
Mene, Inc.
*
1,025,000 109,142
Mene, Inc., 144A
#*∆
5,714,285 608,461
717,603
Silver Mining 12.69%
Andean Precious Metals Corp.
*
1,000,000 2,107,582
Aya Gold & Silver, Inc.
*
893,500 8,037,727
Discovery Silver Corp.
*
1,000,000 2,188,361

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining (cont’d)
Endeavour Silver Corp.
*
320,000 $ 1,576,795
MAG Silver Corp. 125,000 2,641,250
Santacruz Silver Mining, Ltd.
*
2,250,000 1,701,854
Silver Crown Royalties, Inc.
*
120,000 559,574
Silvercorp Metals, Inc. 250,000 1,055,000
19,868,143
Total Common Stocks 147,377,974
(cost $93,367,344)
Corporate Non-Convertible Bonds 2.61%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 2.61%
Aris Gold Corp. 7.50 08/26/27 2,097,097 4,089,339
Total Corporate Non-Convertible Bonds 4,089,339
(cost $2,582,850)
Exchange Traded Fund 0.00% Shares
T-Rex 2X Inverse MSTR Daily Target ETF
*
400 1,672
(cost $5,371)
Warrants 0.27%
Exercise
Price
Exp.
Date
Gold Mining 0.00%
Borealis Mining Co., 144A
#*@∆
$ 0.78 02/25/27 450,000 0
Precious Metals 0.26%
Luca Mining Corp., 144A
#*@∆
0.60 03/26/26 750,000 402,056

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
June 30, 2025
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.01%
Silver Crown Royalties, Inc.
#*
$ 16.00 06/28/27 85,000 $ 12,484
Total Warrants 414,540
(cost $6,135 )
Call Options Purchased 0.57%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.57%
Barrick Mining Corp. $ 18.00 01/27 $ 1,557,000 865 441,150
Newmont Corp. 45.00 01/27 1,125,000 250 456,250
897,400
Total Purchased Call Options 897,400
(premiums paid $625,033 )
Investments, at value 97.57% 152,780,925
(cost $96,586,733 )
Other assets and liabilities, net 2.43% 3,805,498
Net Assets 100.00% $ 156,586,423

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2025.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2025.
* Non-income producing security.
@ Security was fair valued at June 30, 2025, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2025, were 0.00% of Global Luxury Goods Fund, 3.24% of Global Resources
Fund, 1.35% of World Precious Minerals Fund and 1.54% of Gold And Precious Metals
Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of
Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2025 amounted to $31,944,
0.06%, of Global Luxury Goods Fund, $1,246,635, 3.07%, of Global Resources Fund,
$996,858, 2.05%, of World Precious Minerals Fund and $2,321,617, 1.48%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
æ Subject to call option written by the Fund.
ADR American Depositary Receipt
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
GO General Obligation
LP Limited Partnership
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

The following table summarizes the valuation of each Fund’s securities as of June 30, 2025, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 26,982,480 $ – $ 26,982,480
Investments, at Value $ – $ 26,982,480 $ – $ 26,982,480
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 23,471,250 $ – $ 23,471,250
Exchange Traded Fund 763,800 – – 763,800
Investments, at Value $ 763,800 $ 23,471,250 $ – $ 24,235,050
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,336,283 $ 3,948,517 $ – $ 5,284,800
Athletic Footwear 1,597,029 – – 1,597,029
Automotive - Cars & Light
Trucks 7,417,211 1,812,770 – 9,229,981
Beverages - Wine/Spirits 292,824 1,837,293 – 2,130,117
Building - Residential/
Commercial 496,465 – – 496,465
Casino Hotels 137,560 65,767 – 203,327
Cosmetics & Toiletries 1,404,649 – – 1,404,649
Cruise Lines 5,333,780 – – 5,333,780
Diversified Banking
Institution 1,787,069 – – 1,787,069
E-Commerce/Products 685,594 – – 685,594
Energy - Alternate Sources – – 0 0

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

Global Luxury Goods Fund
Assets (continued)
Common Stocks (continued)
Fiduciary Banks $ 1,324,955 $ – $ – $ 1,324,955
Finance - Mortgage Loan/
Banker – – 0 0
Footwear & Related Apparel 368,850 – – 368,850
Gold Mining 1,121,933 994,147 – 2,116,080
Hotels & Motels 1,371,651 476,159 – 1,847,810
Investment Management/
Advisory Services – 250,989 – 250,989
Oil Companies - Exploration
& Production 31,944 – – 31,944
Precious Metals 770,356 – – 770,356
Real Estate Operating/
Development – – 0 0
Recreational Centers 1,019,088 – – 1,019,088
Retail - Apparel/Shoe 760,256 5,226,697 – 5,986,953
Retail - Jewelry – 2,308,271 – 2,308,271
Silver Mining 295,400 – – 295,400
Textile - Apparel 3,061,553 – – 3,061,553
Corporate Non-Convertible Bond – 849,900 – 849,900
Purchased Call Options 900 75 – 975
Investments, at Value 30,615,350 17,770,585 0 48,385,935
Total Assets $ 30,615,350 $ 17,770,585 $ 0 $ 48,385,935
Liabilities
Written Option*
Written Call Option (900) – – (900)
Written Option $ (900) $ – $ – $ (900)
Total Liabilities $ (900) $ – $ – $ (900)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 179,585 $ – $ – $ 179,585
Agricultural Biotech 447,180 – – 447,180
Agricultural Chemicals 1,456,000 – – 1,456,000
Building - Heavy
Construction 26,941 430,552 – 457,493
Building Products - Wood 130,230 – – 130,230
Chemicals - Diversified 964,409 – – 964,409
Chemicals - Specialty 62,670 – – 62,670

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

Global Resources Fund
Common Stocks (continued)
Coal $ 365,960 $ – $ 0 $ 365,960
Diamonds/Precious Stones 161,511 – – 161,511
Diversified Minerals 1,441,697 – 113,537 1,555,234
Electric - Integrated 169,450 – – 169,450
Energy - Alternate Sources – – 0 0
Enterprise Software/
Services 2,775,840 – – 2,775,840
Finance - Other Services 322,039 – – 322,039
Gold Mining 6,671,456 507,582 77,339 7,256,377
Industrial Gases 375,344 – – 375,344
Investment Companies – 140,901 – 140,901
Machinery - Electric Utilities 1,058,300 – – 1,058,300
Metal - Copper 2,196,323 – – 2,196,323
Metal - Diversified 1,469,308 342,886 367,175 2,179,369
Metal - Iron – – 0 0
Mining Services 32,398 – – 32,398
Natural Resource
Technology – – 145,017 145,017
Non-Ferrous Metals 962,773 – 27,511 990,284
Oil - US Royalty Trusts 260,180 – – 260,180
Oil Companies - Exploration
& Production 2,286,457 – 30,292 2,316,749
Oil Companies - Field
Services 433,830 – – 433,830
Oil Companies - Integrated 3,186,420 – – 3,186,420
Oil Refining & Marketing 134,420 – – 134,420
Paper & Related Products 351,225 – – 351,225
Pipelines 1,461,120 – – 1,461,120
Platinum 79,737 – – 79,737
Pollution Control 351,937 – – 351,937
Precious Metals 1,542,811 – – 1,542,811
Real Estate Operating/
Development 581,605 – 0 581,605
REITS - Diversified 333,970 – – 333,970
Retail - Jewelry 79,861 – – 79,861
Silver Mining 1,679,309 – – 1,679,309
Steel - Producers 192,015 – – 192,015
Corporate Convertible Bond – – 549,060 549,060
Corporate Non-Convertible
Bonds – 1,608,454 – 1,608,454
Exchange Traded Fund 418 – – 418
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 1,836 – 1,836
Investment Companies – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified – 0 – 0
Oil Companies - Exploration
& Production – 2,203 – 2,203

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

Global Resources Fund
Warrants (continued)
Real Estate Operating/
Development $ – $ 4,544 $ – $ 4,544
Silver Mining – 0 – 0
Investments, at Value 34,224,729 3,038,958 1,309,931 38,573,618
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,451,423 $ – $ – $ 1,451,423
Coal – – 0 0
Diamonds/Precious Stones 294,933 – – 294,933
Diversified Minerals 1,932,323 283,154 0 2,215,477
Food - Meat Products – 198,970 – 198,970
Gold Mining 24,273,723 4,597,917 37,947 28,909,587
Metal - Copper 63,227 – – 63,227
Metal - Diversified 603,818 65,295 367,175 1,036,288
Mining Services 32,398 – 73,251 105,649
Non-Ferrous Metals 241,889 – – 241,889
Oil Companies - Exploration
& Production 177,621 – 0 177,621
Optical Recognition
Equipment 89 – – 89
Platinum 7,246 – – 7,246
Precious Metals 6,036,004 35,400 – 6,071,404
Real Estate Operating/
Development 739,123 – – 739,123
Retail - Jewelry 225,207 – – 225,207
Silver Mining 4,021,204 – – 4,021,204
Corporate Non-Convertible Bond – 1,051,801 – 1,051,801
Exchange Traded Fund 418 – – 418
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 158,069 – 158,069
Metal - Diversified – 0 – 0
Precious Metals – 0 – 0
Real Estate Operating/
Development – 17,698 – 17,698
Silver Mining – 0 – 0

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2025 through June 30, 2025:
World Precious Minerals Fund
Warrants (continued)
Purchased Call Options $ – $ 308,125 $ – $ 308,125
Investments, at Value 40,100,646 6,716,429 478,373 47,295,448
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Diversified Minerals $ 408,177 $ 449,934 $ 472,223 $ 1,330,334
Enterprise Software/
Services – 277,584 – 277,584
Gold Mining 78,135,685 24,626,884 221,468 102,984,037
Metal - Diversified 5,275,257 – – 5,275,257
Mining Services 1,384,248 – 661,100 2,045,348
Platinum 2,255,000 – – 2,255,000
Precious Metals 10,953,896 629,307 650,000 12,233,203
Real Estate Operating/
Development – 391,465 – 391,465
Retail - Jewelry 717,603 – – 717,603
Silver Mining 19,308,569 559,574 – 19,868,143
Corporate Non-Convertible
Bonds – 4,089,339 – 4,089,339
Exchange Traded Fund 1,672 – – 1,672
Warrants
Gold Mining – 0 – 0
Precious Metals – 402,056 – 402,056
Silver Mining – 12,484 – 12,484
Purchased Call Options – 897,400 – 897,400
Investments, at Value $ 118,440,107 $ 32,336,027 $ 2,004,791 $ 152,780,925
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 06/30/25 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/25
(1)
$ — $ —

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/24 $ 701,040 $ 500,760 $ 1,201,800
Transfers 109,208 - 109,208
Net change in unrealized appreciation (depreciation) (49,377) 48,300 (1,077)
Ending Balance 06/30/25 $ 760,871 $ 549,060 $ 1,309,931
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/25
(1)
$ (49,377) $ 48,300 $ (1,077)
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/24 $ 360,955 $ 360,955
Corporate Action 731 731
Purchases 72,356 72,356
Net change in unrealized appreciation (depreciation) 44,331 44,331
Ending Balance 06/30/25 $ 478,373 $ 478,373
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/25
(1)
$ 44,331 $ 44,331
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/24 $ 1,024,982 $ 0 $ 1,024,982
Purchases 1,303,019 — 1,303,019
Corporate Action 31,404 — 31,404
Net change in unrealized appreciation (depreciation) (354,614) — (354,614)
Ending Balance 06/30/25 $ 2,004,791 $ 0 $ 2,004,791
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/25
(1)
$ (354,614) $ — $ (354,614)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2025
Fair Value at
06/30/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 760,871 Market Transaction
(1)
Discount

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2025.
At June 30, 2025, the value of investments in affiliated companies was $0, representing 0% of net assets, and the total cost was $2,400,000.
Fair Value at
06/30/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Corporate Convertible Bond 549,060 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(95% discount)
Common Stocks 478,373 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(4% discount)
Common Stocks 2,004,791 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
202 4 Additions Reductions June 30 , 202 5
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 202 4
Purchases
Cost
Sales
Proceeds
June 30 ,
202 5 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

At June 30, 2025, the value of investments in affiliated companies was $4,599,009, representing
9.46% of net assets, and the total cost was $5,790,278.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of June 30, 2025, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of June 30, 2025, the total cost of restricted securities was $7,473,544, and the total value was
$145,017, representing 0.36% of net assets.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
202 4 Additions Reductions June 30 , 202 5
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 1,3 6 0,000 (30,000) 30,13 0,000
Waraba Gold Ltd. 8,200,000 — — 8,200,000
Values of Affiliated Companies
World
Precious
Minerals Fund
December 31,
2024
Purchases
Cost
Sales
Proceeds
June 30 ,
2025 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Kesselrun
Resources, Ltd. $ 121,743 $ — $ — $ 183,587 $ — $ – $ 61,844
Mammoth
Resources Corp. 57,393 — — 121,168 — – 63,775
TriStar Gold, Inc. 2,604,612 127,999 (4,116) 4,203,929 — (1,896) 1,477,330
Waraba Gold,
Ltd. 57,046 — — 90,325 — – 33,279
$ 2,840,794 $ 127,999 $ (4,116) $ 4,599,009 $ — $ (1,896) $ 1,636,228
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments (
unaudited
)
June 30, 2025

As of June 30, 2025, the total cost of restricted securities was $1,362,590, and the total value was $0, representing 0.00% of net assets.
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Investments, at identified cost $ 26,973,933
Assets
Investments, at value:
Securities of unaffiliated issuers $ 26,982,480
Securities of affiliated issuers –
Cash 1,762,455
Foreign currencies (Cost $0, $0, $584, $19,360, $21,248, and $7.041) –
Receivables:
Dividends and interest 62,511
Capital shares sold 4,936
Investments sold –
From adviser 8,263
Prepaid expenses 21,702
Total Assets 28,842,347
Liabilities
Call options written, at value (Premiums received $40,399, respectively) –
Due to broker –
Payables:
Capital shares redeemed 17,851
Distributions payable 18,925
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 5,046
Trustees –
Other expenses 17,440
Total Liabilities 59,262
Net Assets $ 28,783,085
Net Assets Consist of:
Paid-in capital $ 29,580,736
Distributable earnings (797,651)
Net assets applicable to capital shares outstanding $ 28,783,085
By share class
Net Assets
Investor Class $ 28,783,085
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 14,790,699
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.95

June 30, 2025

Near-Term Tax
Free Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and
Precious Metals
Fund
$ 24,263,490 $ 43,653,518 $ 79,475,002 $ 56,243,023 $ 96,586,733
$ 24,235,050 $ 48,385,935 $ 38,573,618 $ 42,696,439 $ 152,780,925
– – – 4,599,009 –
305,380 2,702,394 1,949,875 1,365,931 3,540,351
– 598 20,908 – 7,525
366,090 309,701 90,454 25,151 243,028
99 14,435 3,332 6,629 164,119
– 1,760,119 24,601 89,267 7,111,927
10,974 – – – –
21,070 20,408 21,283 20,226 29,514
24,938,663 53,193,590 40,684,071 48,802,652 163,877,389
– 900 – – –
– – – 21,248 –
7,277 45 20,236 15,941 375,964
10,943 – – – –
– 2,193,668 3,941 48,539 6,672,561
– 34,771 16,271 24,810 117,903
5,623 8,747 12,256 18,999 35,939
120 – 189 549 1,184
19,256 21,260 18,764 49,685 87,415
43,219 2,259,391 71,657 179,771 7,290,966
$ 24,895,444 $ 50,934,199 $ 40,612,414 $ 48,622,881 $ 156,586,423
$ 27,711,771 $ 43,724,335 $ 327,551,405 $ 435,333,803 $ 144,695,457
(2,816,327) 7,209,864 (286,938,991) (386,710,922) 11,890,966
$ 24,895,444 $ 50,934,199 $ 40,612,414 $ 48,622,881 $ 156,586,423
$ 24,895,444 $ 50,934,199 $ 40,612,414 $ 48,622,881 $ 156,586,423
11,838,652 2,394,436 9,451,536 23,537,052 8,913,135
$ 2.10 $ 21.27 $ 4.30 $ 2.07 $ 17.57

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 649,117
Total income
649,117
Expenses:
Management fee 71,037
Administrative services fee 31,242
Distribution plan fee –
Transfer agent fees and expenses 14,339
Professional fees 14,384
Custodian fees 1,540
Shareholder reporting expenses 11,783
Registration fees 9,697
Trustee fees and expenses 5,477
Chief compliance officer fees 1,904
Miscellaneous expenses 22,631
Total expenses before reductions 184,034
Expenses offset - Note 1 H
(1,526)
Expenses reimbursed - Note 3
(118,575)
Net expenses 63,933
Net Investment  Income (Loss) 585,184
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
604
Foreign currency transactions
–
Forward currency contract transactions
–
Written options
–
Net realized gain (loss)
604
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(38,868)
Investments in affiliated issuers
–
Other assets and liabilities denominated in foreign currencies
–
Written options
–
Net change in unrealized appreciation (depreciation) (38,868)
Net Realized and Unrealized Gain (Loss) on Investments (38,264)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 546,920

For the Six Months Ended June 30, 2025

Near-Term Tax Free
Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and Precious
Metals Fund
$ 18,665 $ 643,637 $ 267,461 $ 6,420 $ 1,010,124
– (100,950) (9,132) (853) (105,641)
18,665 542,687 258,329 5,567 904,483
328,339 179,787 226,844 184,390 715,726
347,004 722,474 485,173 189,957 1,620,209
59,921 226,680 175,122 193,114 573,848
29,349 50,680 48,011 54,329 113,238
– 61,849 46,085 54,564 165,873
13,642 17,303 28,488 37,061 43,200
13,926 18,147 16,528 18,622 35,992
1,587 8,040 6,493 10,065 13,278
12,034 15,146 14,016 15,363 21,970
10,342 10,129 10,307 11,313 13,411
5,297 7,001 6,243 7,040 13,719
1,606 3,316 2,470 2,924 8,884
29,776 38,764 49,891 52,054 115,270
177,480 457,055 403,654 456,449 1,118,683
(1,575) (8,016) (6,475) (10,044) (13,213)
(121,976) (36,812) (74,585) (89,599) –
53,929 412,227 322,594 356,806 1,105,470
293,075 310,247 162,579 (166,849) 514,739
(313) 1,725,181 2,910,653 (1,064,432) 17,864,351
– (111,575) 62,768 58,075 (10,203)
– (226,611) (145,395) (262,493) (569,791)
– 47,643 – – –
(313) 1,434,638 2,828,026 (1,268,850) 17,284,357
121,541 1,309,134 3,135,065 13,867,294 37,824,496
– – – 1,638,248 –
– 17,181 8,246 (78) 5,814
– 15,606 – – –
121,541 1,341,921 3,143,311 15,505,464 37,830,310
121,228 2,776,559 5,971,337 14,236,614 55,114,667
$ 414,303 $ 3,086,806 $ 6,133,916 $ 14,069,765 $ 55,629,406

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income $ 585,184 $ 1,272,322
Net realized gain (loss) 604 (16,249)
Net change in unrealized appreciation (depreciation) (38,868) (40,095)
Net increase in net assets from operations 546,920 1,215,978
Distributions to shareholders
Investor Class (585,192) (1,272,327)
Total distributions paid (585,192) (1,272,327)
From capital share transactions:
Proceeds from shares sold
Investor Class 6,912,999 10,366,457
Distributions reinvested
Investor Class 464,825 1,019,499
7,377,824 11,385,956
Cost of shares redeemed
Investor Class (8,477,477) (12,736,545)
Net increase (decrease) in net assets from capital
share transactions (1,099,653) (1,350,589)
Net Increase (Decrease) in Net Assets (1,137,925) (1,406,938)
Net Assets
Beginning of period 29,921,010 31,327,948
End of period $ 28,783,085 $ 29,921,010
Capital Share Activity
Investor Class
Shares sold 3,545,127 5,318,937
Shares reinvested 238,372 523,433
Shares redeemed (4,347,424) (6,528,040)
Net capital share activity (563,925) (685,670)

Near-Term Tax Free Fund Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
For the Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
(Unaudited) (Unaudited)
$ 293,075 $ 611,257 $ 310,247 $ 332,605
(313) (8,027) 1,434,638 4,602,010
121,541 (63,168) 1,341,921 1,574,874
414,303 540,062 3,086,806 6,509,489
(293,081) (611,265) – (4,538,212)
(293,081) (611,265) – (4,538,212)
2,871,113 4,424,691 1,911,461 2,905,844
228,063 479,678 – 4,342,302
3,099,176 4,904,369 1,911,461 7,248,146
(1,783,220) (6,768,529) (3,673,998) (6,854,090)
1,315,956 (1,864,160) (1,762,537) 394,056
1,437,178 (1,935,363) 1,324,269 2,365,333
23,458,266 25,393,629 49,609,930 47,244,597
$ 24,895,444 $ 23,458,266 $ 50,934,199 $ 49,609,930
1,370,348 2,110,113 92,963 140,431
108,691 229,053 – 217,332
(850,025) (3,228,243) (182,589) (332,070)
629,014 (889,077) (89,626) 25,693

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
For the Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 162,579 $ 89,889
Net realized gain (loss) 2,828,026 790,056
Net change in unrealized appreciation (depreciation) 3,143,311 (2,319,601)
Net increase (decrease) in net assets from operations 6,133,916 (1,439,656)
Distributions to shareholders
Investor Class – (1,528,790)
Total distributions paid – (1,528,790)
From capital share transactions:
Proceeds from shares sold
Investor Class 801,882 1,349,796
Distributions reinvested
Investor Class – 1,479,732
801,882 2,829,528
Cost of shares redeemed
Investor Class (2,860,797) (8,662,789)
Net decrease in net assets from capital
share transactions (2,058,915) (5,833,261)
Net Increase (Decrease) in Net Assets 4,075,001 (8,801,707)
Net Assets
Beginning of period 36,537,413 45,339,120
End of period $ 40,612,414 $ 36,537,413
Capital Share Activity
Investor Class
Shares sold 213,845 339,728
Shares reinvested – 412,182
Shares redeemed (750,483) (2,181,034)
Net capital share activity (536,638) (1,429,124)

World Precious Minerals Fund Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
For the Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
(Unaudited) (Unaudited)
$ (166,849) $ (290,891) $ 514,739 $ 170,757
(1,268,850) (8,278,959) 17,284,357 3,984,098
15,505,464 9,309,898 37,830,310 10,599,964
14,069,765 740,048 55,629,406 14,754,819
– – – (1,523,716)
– – – (1,523,716)
4,545,409 10,344,809 27,039,541 28,642,133
– – – 1,393,229
4,545,409 10,344,809 27,039,541 30,035,362
(7,108,088) (16,713,400) (29,722,941) (37,528,208)
(2,562,679) (6,368,591) (2,683,400) (7,492,846)
11,507,086 (5,628,543) 52,946,006 5,738,257
37,115,795 42,744,338 103,640,417 97,902,160
$ 48,622,881 $ 37,115,795 $ 156,586,423 $ 103,640,417
2,569,651 6,841,781 1,780,040 2,452,328
– – 6 121,892
(4,023,452) (11,235,174) (1,973,182) (3,360,936)
(1,453,801) (4,393,393) (193,136) (786,716)

Notes to Financial Statements (
unaudited
)
June 30, 2025

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the six separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals and Gold and Precious Metals. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each
Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief Operating
Decision Maker.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

Notes to Financial Statements (
unaudited
)
June 30, 2025

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of June 30, 2025, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term
Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious
Minerals Fund and Gold and Precious Metals Fund held $1,762,455, $305,380, $2,702,394,
$1,949,875, $1,365,931 and $3,540,351, respectively, as cash reserves at Brown Brothers
Harriman & Co. (BBH).
C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend

Notes to Financial Statements (
unaudited
)
June 30, 2025

date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2024 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2021, 2022, 2023 and 2024
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of Fund shares during the year as distributions for federal income tax purposes.

Notes to Financial Statements (
unaudited
)
June 30, 2025

H. Expenses
Fund speciﬁc expenses are allocated to that Fund. Expenses that are not fund speciﬁc are allocated among Funds. Expense offset arrangements have been made with the Funds’
custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond
Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Global Luxury Goods Fund, Gold and Precious Metals Fund, Global Resources Fund
and World Precious Minerals Fund (the “Equity Funds”) may purchase or write (sell)
options on securities to manage their exposure to stock or commodity markets as well as
ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the

Notes to Financial Statements (
unaudited
)
June 30, 2025

underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2025, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
As of June 30, 2025, there were no open forward foreign currency contracts.
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2025:
Location
Global Luxury
Goods Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 975 $ 308,125
Liability derivatives
Written options – Equity risk $ (900) $ –
Total $ 75 $ 308,125

Notes to Financial Statements (
unaudited
)
June 30, 2025

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2025:
Location
Gold and
Precious Metals
Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 897,400
Total $ 897,400
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (34,144) $ – $ (89,029)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (226,611) (135,419) (262,494)
Realized gain (loss) from written options – Equity risk 47,643 – –
(213,112) (135,419) (351,523)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk 39,591 – 181,055
Net change in unrealized gain (loss) from foreign currency
transactions
Written options – Equity risk 15,606 – –
55,197 – 181,055
Total $ (157,915) $ (135,419) $ (170,468)
Location
Gold and
Precious
Metals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ (794,032)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (544,305)
(1,338,337)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk 773,897
773,897
Total $ (564,440)

Notes to Financial Statements (
unaudited
)
June 30, 2025

The total value of transactions in purchased options, written options and forward currency contracts outstanding during the period ended June 30, 2025, were approximately as follows:
Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2025. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2025, furnishes management and investment advisory services and, subject to the supervision
Fund Purchased Options
Written
Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 165,360 $ (40,399) $ 19,823,552
Global Resources Fund – – 17,480,488
World Precious Minerals Fund 215,749 – 32,054,161
Gold and Precious Metals Fund 915,535 – 76,253,951
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Luxury Goods
Assets:
Over-the-counter
derivatives $ 975 $ – $ – $ 975
Liabilities:
Over-the-counter
derivatives (900) 900 – –
World Precious Minerals
Assets:
Over-the-counter
derivatives 308,125 – – 308,125
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 897,400 – – 897,400
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts, see the Portfolios of Investments.

Notes to Financial Statements (
unaudited
)
June 30, 2025

of the Trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:
The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
At a special meeting of shareholders of the World Precious Minerals Fund held on March 8,
2024, the shareholders of the World Precious Minerals Fund approved the elimination of the performance adjustment, effective April 1, 2024. At a special meeting of the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals Fund held on March 28,
2024, the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals
Fund each approved the elimination of the performance adjustment, effective April 1,
2024. At a special meeting of shareholders of the Global Resources Fund held on May
24, 2024, the shareholders of the Global Resources Fund approved the elimination of the performance adjustment, effective June 1, 2024.
The Adviser has agreed to phase in the removal of the performance adjustment such that, until 12 months after the elimination of the performance adjustment was approved (such phase in currently expected until March 31, 2025 with respect to World Precious Minerals
Fund, Global Luxury Goods Fund, and Gold and Precious Metals Fund, and until May 31,
2025 with respect to Global Resources Fund), each Fund will pay advisory fees equal to the lesser of the base rate fee or the fee as determined with the performance adjustment. In particular, during this phase in period, the advisory fee rate may be adjusted downward if
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements (
unaudited
)
June 30, 2025

a Fund’s cumulative performance falls below the performance of its designated benchmark index by 5% or more but would not be correspondingly adjusted upward.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended June 30, 2025, the
Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and a Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals and Gold and Precious Metals Funds
compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each
Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has contractually limited the total operating expenses of the Global Luxury
Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, and Global
Resources at 1.75% on an annualized basis through April 30, 2026. The Adviser has also contractually limited the total operating expenses of the Near-Term Tax Free Fund at
0.45% on an annual basis through April 30, 2026.
The Adviser has voluntarily agreed to reimburse the U.S. Government Securities Ultra-
Short Bond Fund so that total operating expenses will not exceed 0.45% of average net assets through April 30, 2026. The expense limitation will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (20,717)
World Precious Minerals (25,142)
Gold and Precious Metals (23,297)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements (
unaudited
)
June 30, 2025

Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (d/b/a ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2025, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2025, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ – $ 3,000,000
Near-Term Tax Free 5,367,959 5,158,748
Global Luxury Goods 37,456,800 37,674,678
Global Resources 14,441,524 15,600,274
World Precious Minerals 7,246,138 11,170,663
Gold and Precious Metals 45,668,624 47,296,405
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 26,973,933 $ 15,429 $ (6,881) $ 8,548
Near-Term Tax Free 24,263,490 42,393 (70,833) (28,440)
Global Luxury Goods 43,653,518 8,100,843 (3,328,927) 4,771,916
Global Resources 79,475,002 11,175,906 (52,077,291) (40,901,385)
World Precious Minerals 56,243,023 16,918,702 (25,866,277) (8,947,575)
Gold and Precious Metals 96,586,733 63,986,094 (7,791,902) 56,194,192
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (806,794)
Near-Term Tax Free – – – (2,787,568)
Global Luxury Goods – 1,575,346 823,907 (1,198,760)
Global Resources – 430,064 – (244,305,589)
World Precious Minerals – 4,341,083 – (362,585,406)
Gold and Precious Metals – – – (60,942,466)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements (
unaudited
)
June 30, 2025

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals and Gold and
Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), and equity return of capital.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2024, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2024, were as follows:
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 47,415 $ – $ (759,379)
Near-Term Tax Free (149,981) – (2,937,549)
Global Luxury Goods 2,927,972 (5,407) 4,123,058
Global Resources (49,204,930) 7,548 (293,072,907)
World Precious Minerals (42,536,065) (299) (400,780,687)
Gold and Precious Metals 17,212,724 (8,698) (43,738,440)
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 5 $ (5)
Near-Term Tax Free 8 (8)
Global Luxury Goods – –
Global Resources 87 (87)
World Precious Minerals – –
Gold and Precious Metals – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,272,327 $ – $ – $ 1,272,327
Near-Term Tax Free 516,001 95,264 – – 611,265
Global Luxury Goods – 2,721,384 1,816,828 – 4,538,212
Global Resources – 1,528,790 – – 1,528,790
World Precious Minerals – – – – –
Gold and Precious Metals – 1,523,716 – – 1,523,716

Notes to Financial Statements (
unaudited
)
June 30, 2025

The tax character of distributions paid during the ﬁscal year ended December 31, 2023, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2024, are as follows:
For tax purposes, the Funds have current year deferred post October losses as follows:
These losses were recognized for tax purposes on the first day of the current tax year.
The Global Luxury Goods Fund has a Section 382 loss limitation. The remaining loss limit at December 31, 2024 is $1,198,760 and the yearly amount of loss that can be drawn down or utilized from this amount is $117,889.
During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,170,048 $ – $ – $ 1,170,048
Near-Term Tax Free 550,450 146,197 – – 696,647
Global Luxury Goods – 397,483 854,127 – 1,251,610
Global Resources – – – – –
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 419,432 $ 387,362 $ 806,794
Near-Term Tax Free 1,041,721 1,745,847 2,787,568
Global Luxury Goods 1,198,760 – 1,198,760
Global Resources 167,352,287 76,953,302 244,305,589
World Precious Minerals 88,150,877 274,434,529 362,585,406
Gold and Precious Metals 43,112,523 17,186,045 60,298,568
Fund
Post
October 31, 2024
Capital Loss
Deferral
Post October 31,
2024 Ordinary Loss
Deferral
Gold and Precious Metals $ – $ 643,898
Fund
Gold and Precious Metals $ 3,958,067
Global Luxury Goods 117,889

Notes to Financial Statements (
unaudited
)
June 30, 2025

Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH, which will remain in effect through at least April 19, 2026. The continuance of the credit facility with BBH is subject to annual renewal by the Board. On April 24, 2019, the Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’ custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight
Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2025.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2025
(unaudited)
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.01)%
–
–
–
–
Six
Months
Ended
June 30,
2025
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of
period
$ 1.95  $ 1.95  $ 1.94  $ 1.99  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * 0.04  0.08  0.07  0.02  (0.01) 0.00
(a)
Net realized and unrealized gain
(loss)
(0.00)
(a)
(0.00)
(a)
0.01  (0.05) (0.00)
(a)
0.01
Total from investment activities
0.04  0.08  0.08  (0.03) (0.01) 0.01
Distributions
From net investment income (0.04) (0.08) (0.07) (0.02) –  (0.01)
From net realized gains
–  –  –  (0.00)
(a)
(0.00)
(a)
–
Net asset value, end of period
$ 1.95  $ 1.95  $ 1.95  $ 1.94  $ 1.99  $ 2.00
Total Return
(b)
2.06% 4.31% 4.17% (1.66)% (0.44)% 0.32%
Ratios to Average Net Assets:
Net investment income (loss) 4.12% 4.20% 3.56% 0.82% (0.32)% 0.24%
Total expenses 1.30% 1.30% 1.17% 1.13% 1.06% 1.05%
Expenses waived or reimbursed
(c)
(0.85)% (0.85)% (0.72)% (0.68)% (0.61)% (0.60)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 0% 38% 143% 46% 78% 127%
Net assets, end of period (in
thousands) $28,783  $29,921  $31,328  $34,117  $38,004  $40,262
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Portfolio turnover is not shown for periods that the Fund was a money market fund.

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2025
(unaudited)
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.02)%
(0.01)%
(0.02)%
–
(d)
(0.01)%
Six
Months
Ended
June 30,
2025
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of
period
$ 2.09  $ 2.10  $ 2.09  $ 2.23  $ 2.26  $ 2.22
Investment Activities
Net investment income * 0.03  0.05  0.05  0.02  0.02  0.02
Net realized and unrealized
gain (loss)
0.01  (0.01) 0.01  (0.14) (0.03) 0.04
Total from investment activities
0.04  0.04  0.06  (0.12) (0.01) 0.06
Distributions
From net investment income (0.03) (0.05) (0.05) (0.02) (0.02) (0.02)
Net asset value, end of period
$ 2.10  $ 2.09  $ 2.10  $ 2.09  $ 2.23  $ 2.26
Total Return
(a)
1.70% 1.99% 3.04% (5.23)% (0.46)% 2.93%
Ratios to Average Net Assets:
Net investment income 2.45% 2.44% 2.42% 1.08% 0.86% 1.11%
Total expenses 1.48% 1.42% 1.29% 1.20% 1.13% 1.09%
Expenses waived or reimbursed
(b)
(1.03)% (0.97)% (0.84)% (0.75)% (0.68)% (0.64)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 23% 53% 14% 57% 20% 20%
Net assets, end of period (in
thousands) $24,895  $23,458  $25,394  $30,878  $35,389  $41,762
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2025
(unaudited)
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.03)%
(0.02)%
(0.04)%
(0.06)%
–
(d)
(0.01)%
Six
Months
Ended
June 30,
2025
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of
period
$ 19.97  $ 19.22  $ 15.95  $ 22.30  $ 20.59  $ 17.09
Investment Activities
Net investment income (loss) * 0.13  0.14  0.12  0.36  (0.14) (0.04)
Net realized and unrealized
gain (loss)
1.17  2.60  3.67  (5.69) 5.28  3.56
Total from investment activities
1.30  2.74  3.79  (5.33) 5.14  3.52
Distributions
From net investment income –  (0.13) (0.01) (0.57) (0.21) (0.02)
From net realized gains
–  (1.86) (0.51) (0.45) (3.22) –
Net asset value, end of period
$ 21.27  $ 19.97  $ 19.22  $ 15.95  $ 22.30  $ 20.59
Total Return
(a)
6.51% 14.22% 23.75% (23.88)% 25.02% 20.62%
Ratios to Average Net Assets:
Net investment income (loss) 1.25% 0.68% 0.64% 2.03% (0.60)% (0.25)%
Total expenses 1.85% 1.71% 2.05% 1.75% 1.99% 1.76%
Expenses waived or reimbursed
(b)
(0.18)% (0.20)% (0.18)% (0.20)% (0.06)% (0.01)%
Net expenses
(c)
1.67% 1.51% 1.87% 1.55% 1.93% 1.75%
Portfolio turnover rate 79% 195% 195% 248% 177% 308%
Net assets, end of period (in
thousands) $50,934  $49,610  $47,245  $40,321  $57,667  $49,567
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2025
(unaudited)
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.04)%
(0.03)%
(0.04)%
(0.03)%
–
(d)
(0.01)%
Six
Months
Ended
June 30,
2025
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of
period
$ 3.66  $ 3.97  $ 4.30  $ 5.67  $ 5.97  $ 4.61
Investment Activities
Net investment income (loss) * 0.02  0.01  0.01  0.01  (0.01) 0.01
Net realized and unrealized
gain (loss)
0.62  (0.16) (0.34) (0.71) 0.78  1.68
Total from investment activities
0.64  (0.15) (0.33) (0.70) 0.77  1.69
Distributions
From net investment income –  (0.16) –  (0.67) (1.07) (0.33)
Net asset value, end of period
$ 4.30  $ 3.66  $ 3.97  $ 4.30  $ 5.67  $ 5.97
Total Return
(a)
17.49% (3.73)% (7.67)% (12.10)% 13.43% 37.17%
Ratios to Average Net Assets:
Net investment income (loss) 0.88% 0.22% 0.35% 0.25% (0.22)% 0.22%
Total expenses 2.19% 2.04% 1.69% 1.60% 1.90% 2.09%
Expenses waived or
reimbursed
(b)
(0.44)% (0.47)% (0.22)% (0.06)% –  (0.06)%
Net expenses
(c)
1.75% 1.57% 1.47% 1.54% 1.90% 2.03%
Portfolio turnover rate 42% 85% 84% 46% 135% 105%
Net assets, end of period (in
thousands) $40,612  $36,537  $45,339  $55,053  $67,821  $63,891
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights (unaudited)

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2025
(unaudited)
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net Assets:
Expense offset
(0.05)%
(0.03)%
(0.04)%
(0.02)%
–
(d)
–
(d)
Six
Months
Ended
June 30,
2025
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of
period
$ 1.49  $ 1.45  $ 1.73  $ 2.58  $ 5.26  $ 3.31
Investment Activities
Net investment loss * (0.01) (0.01) (0.01) (0.03) (0.09) (0.07)
Net realized and unrealized
gain (loss)
0.59  0.05  (0.27) (0.82) (0.74) 2.38
Total from investment activities
0.58  0.04  (0.28) (0.85) (0.83) 2.31
Distributions
From net investment income –  –  –  –  (1.85) (0.36)
Net asset value, end of period
$ 2.07  $ 1.49  $ 1.45  $ 1.73  $ 2.58  $ 5.26
Total Return
(a)
38. 93% 2.76% (16.18)% (32.95)% (14.19)% 70.60%
Ratios to Average Net Assets:
Net investment loss (0.76)% (0.72)% (0.90)% (1.31)% (1.77)% (1.77)%
Total expenses 2.09% 1.92% 1.74% 1.62% 1.93% 1.81%
Expenses waived or
reimbursed
(b)
(0.46)% (0.43)% (0.27)% (0.09)% –  –
Net expenses
(c)
1.63% 1.49% 1.47% 1.53% 1.93% 1.81%
Portfolio turnover rate 17% 31% 21% 25% 41% 34%
Net assets, end of period (in
thousands) $48,623  $37,116  $42,744  $54,500  $89,313  $116,247
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2025
(unaudited)
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.01)%
(0.02)%
(0.03)%
–
(d)
(0.01)%
Six
Months
Ended
June 30,
2025
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of
period
$ 11.38  $ 9.90  $ 9.75  $ 11.81  $ 13.53  $ 10.14
Investment Activities
Net investment income (loss) * 0.06  0.02  0.04  (0.01) (0.01) (0.09)
Net realized and unrealized
gain (loss)
6.13  1.63  0.11  (2.05) (1.46) 3.84
Total from investment activities
6.19  1.65  0.15  (2.06) (1.47) 3.75
Distributions
From net investment income –  (0.17) –  –  (0.25) (0.36)
Net asset value, end of period
$ 17.57  $ 11.38  $ 9.90  $ 9.75  $ 11.81  $ 13.53
Total Return
(a)
54.39% 16.65% 1.54% (17.44)% (10.82)% 37.06%
Ratios to Average Net Assets:
Net investment income (loss) 0.78% 0.16% 0.38% (0.11)% (0.07)% (0.82)%
Total expenses 1.69% 1.71% 1.48% 1.55% 1.82% 1.60%
Expenses waived or reimbursed
(b)
(0.02)% (0.02)% (0.02)% (0.03)% –  (0.01)%
Net expenses
(c)
1.67% 1.69% 1.46% 1.52% 1.82% 1.59%
Portfolio turnover rate 36% 58% 50% 55% 56% 37%
Net assets, end of period (in
thousands) $156,586  $103,640  $97,902  $110,089  $141,228  $160,318
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Other Information (
unaudited
)
June 30, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
N/A

Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              U.S. Global Investors Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 26, 2025